Short-Term Debt - Additional Information (Detail) (USD $)	12 Months Ended		1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Feb. 28, 2015	May 31, 2011
Short Term Debt (Textual) [Abstract]
Cash equivalent maturity description	less than one year
Maximum borrowing capacity of short term debt	$ 350,000,000
London Interbank Offered Rate (LIBOR) [Member]
Short Term Debt (Textual) [Abstract]
Maximum borrowing capacity of short term debt	400,000,000
Revolving variable rate line of credit	1.25%
Interest rate basis on outstanding principal balances of the line of credit	LIBOR
Termination date of notes	2015-11
Renewal description	The Company may borrow, repay and re-borrow advances under the line of credit at any time prior to the termination of the note, which, among other conditions, is November 2015, subject to automatic renewal for additional one year periods unless either party terminates the agreement.
Custodial Bank [Member]
Short Term Debt (Textual) [Abstract]
Interest rate basis on outstanding principal balances of the line of credit	One-month U.S. LIBOR	One-month U.S. LIBOR
Federal Home Loan Bank Borrowings [Member]
Short Term Debt (Textual) [Abstract]
Maximum borrowing capacity of short term debt	250,000,000
Eligible collateral for short term borrowings	8,500,000,000	4,300,000,000
Outstanding amounts	0	0
Federal Home Loan Bank capital stock purchased	25,000,000
Amounts outstanding under agreement with Federal Home Loan Bank	0	0
Revolving Credit Facility [Member]
Short Term Debt (Textual) [Abstract]
Maximum borrowing capacity of short term debt				600,000,000
Outstanding amounts	0	0
Subsequent Event [Member] | London Interbank Offered Rate (LIBOR) [Member]
Short Term Debt (Textual) [Abstract]
Short term loan repayment			$ 200,000,000